Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000000149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	$ 9,427		$ 10,959	$ 11,512	$ 12,509	$ 14,686	$ 20,132	$ 19,428	$ 19,501	$ 25,383	$ 27,819	$ 34,131
C000000151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,534	12,024	12,963	15,112	20,549	19,680	19,613	25,326	27,555	33,558
C000000152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,665	12,293	13,385	15,756	21,654	20,949	21,079	27,488	30,206	37,173
C000174003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	989,388		1,158,332	1,242,434	1,424,599	1,626,919	2,230,426	1,945,165	2,221,592	2,838,646	3,158,806	3,713,400
C000000154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		11,651	12,256	13,336	15,690	21,555	20,846	20,966	27,332	30,009	36,900
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,745	13,434	13,942	15,730	22,071	22,005	22,650	29,030	32,955	42,766
Standard And Poor s 500 C000174003 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,174,500	$ 1,343,393	$ 1,394,173	$ 1,573,046	$ 2,207,141	$ 2,200,519	$ 2,264,994	$ 2,903,043	$ 3,295,535	$ 4,276,600